Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations
Business Combinations

Note 4: Business Combinations

On May 13, 2019, the Company completed the 2019 Transaction. Jersey began operations in 2016 as a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and R&D intensive corporations to discover, protect and commercialize their innovations. Churchill was a special purpose acquisition company whose business was to effect a merger, capital stock exchange, asset acquisition, stock purchase reorganization or similar business combination. The shares and earnings per share available to holders of the Company’s ordinary shares, prior to the 2019 Transaction, have been recasted as shares reflecting the exchange ratio established in the 2019 Transaction (1.0 Jersey share to 132.13667 Clarivate shares).

Pursuant to the Merger Agreement, the aggregate stock consideration issued by the Company in the 2019 Transaction was $3,052,500, consisting of 305,250,000 newly issued ordinary shares of the Company valued at $10.00 per share, subject to certain adjustments described below. Of the $3,052,500, the shareholders of Jersey prior to the closing of the 2019 Transaction (the “Company Owners”) received $2,175,000 in the form of 217,500,000 newly issued ordinary shares of the Company. In addition, of the $3,052,500, Churchill public shareholders received $690,000 in the form of 68,999,999 newly issued ordinary shares of the Company. In addition, Churchill Sponsor LLC (the “sponsor”) received $187,500 in the form of 17,250,000 ordinary shares of the Company issued to the sponsor, and 1,500,000 additional ordinary shares of the Company were issued to certain investors. See Note 16 – "Shareholders' Equity" for further information.

Upon consummation of the 2019 Transaction, each outstanding share of common stock of Churchill was converted into one ordinary share of the Company. At the closing of the 2019 Transaction, the Company Owners held approximately 74% of the issued and outstanding ordinary shares of the Company and stockholders of Churchill held approximately 26% of the issued and outstanding shares of the Company excluding the impact of (i) 52,800,000 warrants, (ii) approximately 24,806,793 compensatory options issued to the Company's management (based on number of options to purchase Jersey ordinary shares outstanding immediately prior to the 2019 Transaction, after giving effect to the exchange ratio described above) and (iii) 10,600,000 ordinary shares of Clarivate owned of record by the sponsor and available for distribution to certain individuals following the applicable lock-up and vesting restrictions.

Certain restrictions were removed following the Secondary Offering on August 14, 2019. See Note 17 – “Employment and Compensation Arrangements” for further information. After giving effect to the satisfaction of the vesting restrictions, the Company Owners held approximately 60% of the issued and outstanding shares of the Company at the close of the  2019 Transaction. See Note 16 – “Shareholders’ Equity”  for further information on equity instruments.

In September 2019, the Company purchased the key business assets of SequenceBase, an international patent sequence information provider. The SequenceBase acquisition was accounted for as an asset acquisition. As a result of the SequenceBase acquisition, SequenceBase’s identifiable assets were adjusted to their fair market values as of the closing date, which included customer relations intangibles of $1,000 and computer software intangibles of $2,500. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date.

On November 27, 2019, the Company closed on the acquisition of Darts-ip, (“Darts”), a provider of global IP case law data and analytics headquartered in Brussels, Belgium. The Company acquired 100% of the voting equity interest of Darts for cash considerations. The Darts acquisition was accounted for using the acquisition method of accounting. As a result of the Darts acquisition and the application of purchase accounting, Darts' identifiable assets and liabilities were adjusted to their fair market values as of the closing date, which included database intangible assets of $22,012, computer software intangible assets of $9,025, customer relationships  intangible assets of $2,641 and finite-lived trade names intangible assets of $1,541. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date. The excess of the purchase price over the net tangible and intangible assets is recorded to goodwill and primarily reflects the assembled workforce and expected synergies. The weighted-average amortization period for total acquired finite-lived intangible assets is 11.5 years and the weighted-average amortization period by major class of intangible asset is 14.0 years for database and content, 6.0 years for computer software, 18.0 years for trade names, and 5.0 years for customer relationships.

On October 25, 2018, Clarivate closed on the acquisition of TrademarkVision USA, LLC (“TrademarkVision”), an artificial intelligence technology start-up organization headquartered in Brisbane, Australia. The total purchase price for the acquisition consisted of $20,042 in closing date net cash consideration, subject to subsequent working capital adjustments, plus potential earn-out cash payments dependent upon achievement of certain milestones and financial performance metrics.  The fair market value of the liability associated with the earn-out was $4,115 on the date of acquisition. Additionally, the excess value of the total purchase price over the fair value of our identifiable assets and liabilities upon the closing of the acquisition of $19,205 was allocated to goodwill. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date.  TrademarkVision and its revolutionary image recognition software search tool for trademarks joined the trademark clearance and protection partner CompuMark. The fair value of the earn-out liability was $8,000 and $4,115 at December 31, 2019 and 2018.

On March 15, 2018, the Company acquired all of the outstanding stock of Kopernio (“Kopernio”), an artificial-intelligence technology startup, for $3,497. The Kopernio acquisition was accounted for using the acquisition method of accounting. As a result of the Kopernio acquisition and the application of purchase accounting, Kopernio’s identifiable assets and liabilities were adjusted to their fair market values as of the closing date, which included a finite life intangible of $1,258 relating to computer software. Additionally, the excess value of the total purchase price over the fair value of our identifiable assets and liabilities upon the closing of the acquisition of $2,322 was allocated to goodwill. The Consolidated Financial Statements include the results of the acquisition subsequent to the closing date.  In conjunction with the acquisition of Kopernio, the Company agreed to pay former shareholders up to an additional $3,500 through 2021. Amounts payable are contingent upon Kopernio’s achievement of certain milestones and performance metrics and will be recognized over the concurrent service period.

On June 1, 2017, the Company acquired all assets, liabilities and equity interests of Publons Limited and its wholly-owned subsidiary (“Publons”). Total net cash consideration for the acquisition was $7,401, plus potential future cash payments of up to $9,500 contingent upon Publons achieving certain milestones or financial and non-financial performance targets through 2020, including platform users and reviews. The fair market value of the liability associated with the earn-out was $5,900 on the date of acquisition. Publons is a researcher-facing peer-review data and recognition platform. The acquisition of Publons, its platform and data, is believed to increase the value of multiple existing Company products, while supporting researchers in the process. The Consolidated Financial Statements include the results of the acquisitions subsequent to the closing date. The fair value of the Publons earn-out liability was $3,100,  $2,960, and $5,900 at December 31, 2019, 2018, and 2017, respectively.

The fair value of identifiable assets acquired and liabilities assumed for all acquisitions at closing during 2019, 2018, and  2017 respectively, net of cash acquired, and contingent consideration liabilities incurred in relation to the acquisitions are summarized below:

	2019(1)	2018	2017
Current assets	$2,137	$706	$51
Computer hardware and other property	86	—	—
Finite-lived intangible assets	38,719	7,928	3,600
Indefinite-lived intangible assets	—	—	70
Goodwill	44,779	21,527	9,767
Other non-current assets	2	38	14
Total assets	85,723	30,199	13,502

Current liabilities	4,366	491	182
Non-current liabilities	8,920	2,054	19
Total liabilities	13,286	2,545	201
Net assets acquired	$72,437	$27,654	$13,301

(1)     Net assets acquired includes $3,500 related to the SequenceBase acquisition.

None of the goodwill associated with any of the business combinations above will be deductible for income tax purposes. Pro forma information is not presented for these acquisitions as the aggregate operations of the acquired acquisitions were not significant to the overall operations of the Company.